PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Balance Sheet and Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 91,428	$ 127,543	$ 111,379	$ 105,662
Other assets	17,103	19,616
Total assets	1,962,624	1,828,336
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued interest and other liabilities	7,117	6,006
Total shareholders’ equity	207,345	110,253	102,352	75,989
Total liabilities and shareholders' equity	1,962,624	1,828,336
Income Statement [Abstract]
Interest income	71,782	64,708	56,082
Interest expense	12,152	10,868	8,323
Income before income taxes	22,677	16,836	14,473
Tax benefit	(8,238)	(4,715)	(4,362)
Net earnings	14,439	12,121	10,111
Comprehensive income	14,799	12,207	9,362
Parent Company
ASSETS
Cash and cash equivalents	14,009	1,645	1,430	$ 865
Investment in banking subsidiaries	208,995	176,979
Other assets	511	1,781
Total assets	223,515	180,405
LIABILITIES AND SHAREHOLDERS’ EQUITY
Debt	13,810	37,596
Accrued interest and other liabilities	2,360	895
KSOP-owned shares	0	31,661
Total shareholders’ equity	207,345	110,253
Total liabilities and shareholders' equity	223,515	180,405
Income Statement [Abstract]
Interest income	11	19	3
Dividends from Guaranty Bank & Trust	0	12,000	20,000
Income	11	12,019	20,003
Interest expense	1,024	1,417	1,045
Other expenses	1,682	1,406	1,811
Expenses	2,706	2,823	2,856
Income before income taxes	(2,695)	9,196	17,147
Tax benefit	354	900	850
Income before equity in undistributed earnings of subsidiary	(2,341)	10,096	17,997
Equity in undistributed earnings (loss) of subsidiary	16,780	2,025	(7,886)
Net earnings	14,439	12,121	10,111
Comprehensive income	$ 14,799	$ 12,207	$ 9,362